Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2024
Prospectus Date	rr_ProspectusDate	Jul. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Ultra-Short Municipal Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USMSX
JPMorgan Ultra-Short Municipal Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USMTX